Prospectus Supplement

August 21, 2020

for

The Guardian C+C Variable Annuity

Issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The following supplemental information should be read in conjunction with the Prospectus Supplement dated May 1, 2020 to the Prospectus and Statement of Additional Information dated May 1, 2007 for The Guardian C+C Variable Annuity issued through The Guardian Separate Account F.

The chart below lists the variable investment options available to you under your prospectus.

AB VPS Global Thematic Growth Portfolio (Class B)

AB VPS Growth and Income Portfolio (Class B)

AB VPS Large Cap Growth Portfolio (Class B)

Alger Capital Appreciation Portfolio (Class I-2)

American Century VP Capital Appreciation Fund
(Class I Shares)

Fidelity VIP Balanced Portfolio (Service Class 2)

Fidelity VIP Contrafund® Portfolio (Service Class 2)

Fidelity VIP Equity-Income Portfolio (Service Class 2)

Fidelity VIP Government Money Market Portfolio
(Service Class 2)

Fidelity VIP Growth Portfolio (Service Class 2)

Fidelity VIP Mid Cap Portfolio (Service Class 2)

Invesco V.I. American Franchise Fund (Series I)

Invesco V.I. Core Equity Fund (Series I)

Invesco V.I. Government Securities Fund (Series I)

Invesco V.I. Government Securities Fund (Series II)

Invesco V.I. Growth and Income Fund (Series II)

Janus Henderson Enterprise Portfolio (Service Shares)

Janus Henderson Flexible Bond Portfolio (Service Shares)

Janus Henderson Forty Portfolio (Service Shares)

Janus Henderson Global Research Portfolio
(Service Shares)

Jennison Portfolio (Class II)

MFS® Core Equity Portfolio (Service Class)

MFS® Growth Series (Service Class)

MFS® Investors Trust Series (Service Class)

MFS® New Discovery Series (Service Class)

MFS® Strategic Income Portfolio (Service Class)

Templeton Growth VIP (Class 2 Shares)

Value Line Centurion Fund

Value Line Strategic Asset Management Trust

Victory 500 Index VIP Series

Victory High Yield VIP Series

Victory INCORE Investment Quality Bond VIP Series

Victory INCORE Low Duration Bond VIP Series

Victory RS International VIP Series

Victory RS Large Cap Alpha VIP Series

Victory RS Small Cap Growth Equity VIP Series

Victory Sophus Emerging Markets VIP Series

Except as set forth herein, all other provisions of the prospectuses noted above, as previously supplemented, shall remain unchanged.

This Prospectus Supplement must be preceded or accompanied by the most recent Prospectus available and should be retained with the Prospectus for future reference.